Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 15, 2011
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 15, 2011
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPGX
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBUGX
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCUGX

Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund
GOVERNMENT & HIGH QUALITY BOND FUND
Supplement dated March 15, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

(as supplemented on March 14, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Delete the Average Annual Operating Expenses table on page 147 and substitute:

For the year ended October 31, 2010
Annual Fund Operating Expenses Government & High Quality Bond Fund	Class A	Class B	Class C
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.19%	0.33%	0.16%
Total Annual Fund Operating Expenses	0.94%	1.83%	1.66%
Expense Reimbursement	0.06%	0.18%	0.03%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.88%	1.65%	1.63%

Principal Management Corporation has contractually agreed to limit the Fund's expenses
attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally
payable by the Fund, excluding interest expense, through the period ending
February 29, 2012.
The expense limit will maintain a total level of operating expenses (expressed as a percent of
average net assets on an annualized basis) not to exceed 0.88% for Class A,
1.65% for Class B,
and 1.63% for Class C shares. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Delete the Example table on page 147 and replace with the following:

Expense Example Government & High Quality Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	313	511	727	1,347
Class B	668	955	1,171	1,897
Class C	266	520	899	1,962

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Government & High Quality Bond Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	313	511	727	1,347
Class B	168	555	971	1,897
Class C	166	520	899	1,962

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GOVERNMENT & HIGH QUALITY BOND FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 15, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

(as supplemented on March 14, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Delete the Average Annual Operating Expenses table on page 147 and substitute:

Operating Expenses, Caption	rr_OperatingExpensesCaption	For the year ended October 31, 2010
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses
attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally
payable by the Fund, excluding interest expense, through the period ending
February 29, 2012.
The expense limit will maintain a total level of operating expenses (expressed as a percent of
average net assets on an annualized basis) not to exceed 0.88% for Class A,
1.65% for Class B,
and 1.63% for Class C shares. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
Delete the Example table on page 147 and replace with the following:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Government & High Quality Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	727
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,347
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	313
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	511
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	727
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,347
Government & High Quality Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	668
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	955
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,171
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,897
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	555
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	971
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,897
Government & High Quality Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	266
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	899
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,962
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	899
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,962